Stock-Based Compensation - Narrative (Details) - USD ($) $ in Millions	1 Months Ended			12 Months Ended
	Feb. 28, 2026	Feb. 28, 2025	Mar. 31, 2024	Dec. 31, 2023	May 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized stock-based compensation expense				$ 16.0
Weighted average period for recognition of outstanding awards (in years)				1 year 9 months 18 days
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period (in years)				3 years
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance period (in years)				3 years
Restricted Stock Units (RSUs) | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period (in years)				1 year
Restricted Stock Units (RSUs) | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period (in years)				3 years
Performance-based RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grants in future periods (in Shares)			19,702
Performance-based RSUs | Scenario, Forecast
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grants in future periods (in Shares)	80,839	68,608
2017 Incentive Compensation Plan | Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized under stock-based compensation plan (in shares)					1,000,000